Bank Borrowings - Additional Information (Details) $ in Millions											1 Months Ended	12 Months Ended
	Dec. 20, 2019 USD ($)	Oct. 04, 2019 USD ($)	Sep. 24, 2019 USD ($)	Aug. 29, 2019 USD ($)	May 23, 2019 USD ($)	Apr. 15, 2019 USD ($)	Mar. 18, 2019 USD ($)	Jan. 07, 2019 USD ($) FacilityAgreement	Sep. 21, 2018 USD ($)	Dec. 27, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 HKD ($)	Dec. 20, 2019 CNY (¥)	Aug. 29, 2019 CNY (¥)	Mar. 18, 2019 HKD ($)	Feb. 12, 2019 USD ($)	Feb. 12, 2019 CNY (¥)	Jan. 07, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Sep. 21, 2018 CNY (¥)	Dec. 27, 2017 CNY (¥)
Bank borrowings
Bank borrowings											$ 9,439,000	$ 36,851,000
PRC subsidiary | One year revolving loan December 27, 2017
Bank borrowings
Term (in years)										1 year	1 year
Borrowing capacity										$ 7,603,000
Bank borrowings											$ 7,261,000
PRC subsidiary | One year revolving loan December 27, 2017 | People's bank of china interest rate
Bank borrowings
Borrowing capacity | ¥																							¥ 50,000,000
Basis spread (in percent)										1.65%	2.65%
Bank borrowings | ¥																					¥ 50,000,000
PRC subsidiary | Half year revolving loan September 21, 2018
Bank borrowings
Bank borrowings									$ 2,178,000
PRC subsidiary | Half year revolving loan September 21, 2018 | People's bank of china interest rate
Bank borrowings
Basis spread (in percent)									2.65%
Bank borrowings | ¥																						¥ 15,000,000
PRC subsidiary | Half year revolving loan January 17, 2019
Bank borrowings
Borrowing capacity								$ 5,000,000												¥ 32,000,000
Bank borrowings												2,845,000	¥ 20,300,000
Number of facility agreement entered | FacilityAgreement								2
Interest rate (in percent)								5.25%												5.25%
PRC subsidiary | Half Year Revolving Loan February Twelve Twenty Nineteen
Bank borrowings
Borrowing capacity																		$ 10,000,000	¥ 64,000,000
Bank borrowings																		$ 0
Interest rate (in percent)																		5.25%	5.25%
PRC subsidiary | One year revolving loan April 15, 2019
Bank borrowings
Term (in years)						1 year
Borrowing capacity			$ 20,000,000			$ 13,600,000
Bank borrowings												$ 2,840,000
PRC subsidiary | One year revolving loan April 15, 2019 | People's bank of china interest rate
Bank borrowings
Interest rate as percentage of benchmark interest rate												120.00%	120.00%	120.00%
PRC subsidiary | One year revolving loan April 15, 2019 | LIBOR
Bank borrowings
Basis spread (in percent)			3.00%
PRC subsidiary | One year revolving loan October 4, 2019 | USD one year standby documentary credit facilities
Bank borrowings
Borrowing capacity		$ 15,000,000
PRC subsidiary | One year revolving loan August 29, 2019
Bank borrowings
Term (in years)				1 year
Borrowing capacity				$ 2,592,000												¥ 18,500,000
Bank borrowings												$ 2,592,000	¥ 18,500,000
PRC subsidiary | One year revolving loan August 29, 2019 | People's bank of china interest rate
Bank borrowings
Basis spread (in percent)				1.00%
Interest rate (in percent)												5.22%	5.22%	5.22%
PRC subsidiary | Half year revolving loan December 20, 2019
Bank borrowings
Borrowing capacity	$ 7,006,000														¥ 50,000,000
Bank borrowings												$ 7,006,000	¥ 50,000,000
Interest rate (in percent)												700.00%	700.00%	700.00%
PRC subsidiary | One year revolving loan December 20, 2019
Bank borrowings
Term (in years)	1 year
Borrowing capacity	$ 7,006,000														¥ 50,000,000
Bank borrowings												$ 4,204,000	¥ 30,000,000
Interest rate (in percent)												495.00%	495.00%	495.00%
Hong Kong subsidiary | One year revolving loan March 18, 2019
Bank borrowings
Term (in years)							1 year
Borrowing capacity							$ 3,057,000										$ 24.0
Bank borrowings												$ 538,000		$ 4.2
Hong Kong subsidiary | One year revolving loan March 18, 2019 | HIBOR
Bank borrowings
Basis spread (in percent)							4.25%
Hong Kong subsidiary | One year revolving loan October 4, 2019
Bank borrowings
Term (in years)		1 year
Bank borrowings												$ 8,242,000
Hong Kong subsidiary | One year revolving loan October 4, 2019 | USD one year standby documentary credit facilities
Bank borrowings
Borrowing capacity		$ 15,000,000
Hong Kong subsidiary | One year revolving loan October 4, 2019 | USD one year pre-shipment buyer loan and revolving loan agreement
Bank borrowings
Borrowing capacity		10,000,000
Hong Kong subsidiary | One year revolving loan October 4, 2019 | USD one year overdraft credit facilities
Bank borrowings
Borrowing capacity		$ 1,000,000
Hong Kong subsidiary | One year revolving loan October 4, 2019 | HIBOR
Bank borrowings
Basis spread (in percent)												4.25%
Hong Kong subsidiary | One year revolving loan October 4, 2019 | HIBOR | USD one year pre-shipment buyer loan and revolving loan agreement
Bank borrowings
Basis spread (in percent)												3.85%
Hong Kong subsidiary | One year revolving loan October 4, 2019 | LIBOR
Bank borrowings
Basis spread (in percent)												4.25%
Hong Kong subsidiary | One year revolving loan October 4, 2019 | LIBOR | USD one year pre-shipment buyer loan and revolving loan agreement
Bank borrowings
Basis spread (in percent)												3.85%
Hong Kong subsidiary | One year revolving loan May 23, 2019
Bank borrowings
Term (in years)					1 year
Borrowing capacity					$ 10,000,000
Bank borrowings												$ 6,984,000
Hong Kong subsidiary | One year revolving loan May 23, 2019 | Deposit rate
Bank borrowings
Basis spread (in percent)					1.00%
Hong Kong subsidiary | One year revolving loan August 29, 2019
Bank borrowings
Term (in years)				1 year
Borrowing capacity				$ 1,600,000
Bank borrowings												$ 1,600,000
Hong Kong subsidiary | One year revolving loan August 29, 2019 | LIBOR
Bank borrowings
Basis spread (in percent)				1.00%